UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652
                                                     ---------

                    Fiduciary/Claymore MLP Opportunity Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
              (Address of principal executive offices) (Zip code)

                                    Amy Lee
                                    -------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

             Date of reporting period: July 1, 2017 - June 30, 2018
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2017 - 06/30/2018
FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND









=================== FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND ====================


ARCHROCK PARTNERS, L.P.

Ticker:       APLP           Security ID:  03957U100
Meeting Date: APR 25, 2018   Meeting Type: SPECIAL
Record Date:  MAR 14, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 05, 2018   Meeting Type: ANNUAL
Record Date:  APR 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors                   FOR       FOR          Management
1     Election of Directors                   FOR       FOR          Management
1     Election of Directors                   FOR       FOR          Management
2     Amend Articles-Board Related            FOR       FOR          Management
3     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
4     14A Executive Compensation              FOR       FOR          Management


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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 27, 2017   Meeting Type: ANNUAL
Record Date:  AUG 04, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors (Majority Voting) FOR       FOR          Management
1     Election of Directors (Majority Voting) FOR       FOR          Management


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KNOT OFFSHORE PARTNERS LP (KNOP)

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 09, 2017   Meeting Type: ANNUAL
Record Date:  JUL 11, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors (Majority Voting) FOR       FOR          Management
2     Tax Act for Norway Residents.           TAKE NO   AGAINST      Management
      Non-Norway Residents vote No.           ACTION
      Against=No.


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MAGELLAN MIDSTREAM PARTNERS,L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 26, 2018   Meeting Type: ANNUAL
Record Date:  FEB 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors                   FOR       FOR          Management
1     Election of Directors                   FOR       FOR          Management
1     Election of Directors                   FOR       FOR          Management
2     14A Executive Compensation              FOR       FOR          Management
3     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors


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NAVIOS MARITIME MIDSTREAM PARTNERS L.P.

Ticker:       NAP            Security ID:  Y62134104
Meeting Date: DEC 15, 2017   Meeting Type: ANNUAL
Record Date:  NOV 17, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors                   FOR       FOR          Management
1     Election of Directors                   FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     Miscellaneous Corporate Actions         FOR       FOR          Management


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ONEOK, INC.

Ticker:       OKE            Security ID:  682680103
Meeting Date: MAY 23, 2018   Meeting Type: ANNUAL
Record Date:  MAR 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Directors (Majority Voting) FOR       FOR          Management
1B.   Election of Directors (Majority Voting) FOR       FOR          Management
1C.   Election of Directors (Majority Voting) FOR       FOR          Management
1D.   Election of Directors (Majority Voting) FOR       FOR          Management
1E.   Election of Directors (Majority Voting) FOR       FOR          Management
1F.   Election of Directors (Majority Voting) FOR       FOR          Management
1G.   Election of Directors (Majority Voting) FOR       FOR          Management
1H.   Election of Directors (Majority Voting) FOR       FOR          Management
1I.   Election of Directors (Majority Voting) FOR       FOR          Management
1J.   Election of Directors (Majority Voting) FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     Approve Stock Compensation Plan         FOR       FOR          Management
4     14A Executive Compensation              FOR       FOR          Management


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PLAINS ALL AMERICAN PIPELINE, L.P.

Ticker:       PAA            Security ID:  726503105
Meeting Date: MAY 15, 2018   Meeting Type: ANNUAL
Record Date:  MAR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors                   FOR       FOR          Management
1     Election of Directors                   FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     14A Executive Compensation              FOR       FOR          Management
4     14A Executive Compensation Vote         1 YEAR    1 Year       Management
      Frequency


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TALLGRASS ENERGY PARTNERS LP

Ticker:       TEP            Security ID:  874697105
Meeting Date: JUN 26, 2018   Meeting Type: SPECIAL
Record Date:  MAY 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management


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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 24, 2018   Meeting Type: ANNUAL
Record Date:  APR 02, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors (Majority Voting) FOR       FOR          Management
1.2   Election of Directors (Majority Voting) FOR       FOR          Management
1.3   Election of Directors (Majority Voting) FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     14A Executive Compensation              FOR       FOR          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------

By:      /s/ Brian Binder
         -------------------------------------
Name:    Brian Binder
         -------------------------------------
Title:   President and Chief Executive Officer
         -------------------------------------
Date:    August 7, 2018
         -------------------------------------